Financial Income (Expenses) - Summary of Detailed Information About Finance Income Expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INCOME:
Interest on short-term investments	R$ 83,115	R$ 129,296	R$ 164,442
Gains on monetary and exchange rate variations	854,025	477,297	176,450
Gains on swap and forward transactions	961,185	1,323,470	34,055
Gains on fair value adjustment of swap and forward derivatives	1,709	2,760	606
Effect of joining the Special Program for Tax Regularization (PERT) - law 13.496/ 17			70,348
Reversal of the monetary update of provision for tax risks and tax obligations	25,469	89,151	129,770
Other financial income	30,281	34,447	28,721
Total Finance Income	1,955,784	2,056,421	604,392
Financial expenses:
Interest on financing	(503,040)	(631,475)	(387,658)
Interest on leases	(134,579)
Losses on monetary and exchange rate variations	(937,925)	(1,073,549)	(141,499)
Losses on swap and forward transactions	(964,116)	(794,504)	(161,802)
Loss on fair value adjustment of swap and forward derivatives	(1,452)	(2,197)
Inflation adjustment of provision for tax, civil and labor risks and tax liabilities	(13,822)	(22,026)	(89,792)
Fair value adjustment to Derivatives			(27,400)
Taxes on remittance of funds abroad for the acquisition of The Body Shop			(14,218)
Debt structuring expense for acquisition of The Body Shop			(60,919)
Effect of reclassification of governmental grant			(29,976)
Appropriation of funding costs (debentures and notes)	(22,671)	(37,400)
Adjustment for hyperinflationary economy (Argentina)	(13,947)	(25,066)
Debt structuring expenses for acquisition of Avon	(115,781)
Other finance cost	(88,541)	(53,492)	(78,577)
Total finance expenses	(2,795,874)	(2,639,709)	(991,841)
Financial income (expenses)	R$ (840,090)	R$ (583,288)	R$ (387,449)